Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		$ 720,907	$ 721,990
Impairment for the year		17
Ending balance		685,658	720,907
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,133,504	1,105,229
Additions/Adjustment	[1]	9,812	8,128
Disposals		(5,392)	(2,231)
Effect of movements in foreign exchange rates		(33,185)	22,378
Ending balance		1,104,739	1,133,504
Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(412,597)	(383,239)
Amortization for the year		(23,335)	(24,037)
Impairment for the year		(138)
Disposals		5,375	2,211
Effect of movements in foreign exchange rates		11,614	(7,532)
Ending balance		(419,081)	(412,597)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		619,874	607,248
Ending balance		601,151	619,874
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		907,252	889,033
Effect of movements in foreign exchange rates		(26,929)	18,219
Ending balance		880,323	907,252
Goodwill [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(287,378)	(281,785)
Effect of movements in foreign exchange rates		8,206	(5,593)
Ending balance		(279,172)	(287,378)
Customer Relationship [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		5,825	7,157
Ending balance		4,321	5,825
Customer Relationship [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		10,871	10,671
Effect of movements in foreign exchange rates		(290)	200
Ending balance		10,581	10,871
Customer Relationship [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(5,046)	(3,514)
Amortization for the year		(1,347)	(1,463)
Effect of movements in foreign exchange rates		133	(69)
Ending balance		(6,260)	(5,046)
Non-Compete [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		310	369
Ending balance		237	310
Non-Compete [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		916	899
Effect of movements in foreign exchange rates		(15)	17
Ending balance		901	916
Non-Compete [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(606)	(530)
Amortization for the year		(64)	(64)
Effect of movements in foreign exchange rates		6	(12)
Ending balance		(664)	(606)
Technology Related Development Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		19,090	20,314
Ending balance		18,163	19,090
Technology Related Development Cost [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		68,889	60,160
Additions/Adjustment	[1]	8,744	8,033
Disposals		(5,392)	(480)
Effect of movements in foreign exchange rates		(1,882)	1,176
Ending balance		70,359	68,889
Technology Related Development Cost [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(49,799)	(39,846)
Amortization for the year		(9,091)	(9,665)
Disposals		5,375	468
Effect of movements in foreign exchange rates		1,319	(756)
Ending balance		(52,196)	(49,799)
Brand /Trade Mark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		73,302	84,240
Ending balance		58,847	73,302
Brand /Trade Mark [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		136,276	133,725
Effect of movements in foreign exchange rates		(3,803)	2,551
Ending balance		132,473	136,276
Brand /Trade Mark [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(62,974)	(49,485)
Amortization for the year		(12,420)	(12,540)
Effect of movements in foreign exchange rates		1,768	(949)
Ending balance		(73,626)	(62,974)
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		810	778
Ending balance		422	810
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		5,196	6,484
Additions/Adjustment	[1]	22	329
Disposals			(1,751)
Effect of movements in foreign exchange rates		(149)	134
Ending balance		5,069	5,196
Software [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(4,386)	(5,706)
Amortization for the year		(390)	(305)
Disposals			1,743
Effect of movements in foreign exchange rates		129	(118)
Ending balance		(4,647)	(4,386)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending balance		638
Other [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions/Adjustment	[1]	671
Effect of movements in foreign exchange rates		(10)
Ending balance		661
Other [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortization for the year		(23)
Ending balance		(23)
Intangible Assets Under Development [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,696	1,884
Ending balance		1,879	1,696
Intangible Assets Under Development [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		4,104	4,257
Additions/Adjustment	[1]	375	(234)
Effect of movements in foreign exchange rates		(107)	81
Ending balance		4,372	4,104
Intangible Assets Under Development [Member] | Accumulated depreciation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(2,408)	(2,373)
Impairment for the year		(138)
Effect of movements in foreign exchange rates		53	(35)
Ending balance		$ (2,493)	$ (2,408)

[1]	Represents addition of USD 8,887 (March 31, 2021: USD 7,741) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 8,512 (March 31, 2021: USD 7,975).